Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 15.1%
Sberbank of Russia PJSC	20,009,670	$65,303,799
VTB Bank PJSC	8,820,885,016	4,312,715

		69,616,514

Capital Markets — 2.2%
Moscow Exchange MICEX-RTS PJSC	5,076,506	10,148,366

Chemicals — 1.7%
PhosAgro PJSC, GDR(a)	607,281	7,761,051

Electric Utilities — 2.0%
Inter RAO UES PJSC	134,980,000	9,062,779

Food & Staples Retailing — 6.4%
Magnit PJSC, GDR(a)	1,072,685	16,186,817
X5 Retail Group NV, GDR(a)	381,976	13,584,753

		29,771,570

Interactive Media & Services — 10.2%
Mail.Ru Group Ltd., GDR(a)(b)	361,237	10,470,419
Yandex NV, Class A(b)	522,623	36,688,483

		47,158,902

Metals & Mining — 19.1%
Alrosa PJSC	10,115,980	11,630,831
MMC Norilsk Nickel PJSC	78,119	21,911,514
Novolipetskiy Metallurgicheskiy Kombinat PAO	4,491,250	11,295,205
Polymetal International PLC	691,561	14,423,379
Polyus PJSC	93,246	17,702,661
Severstal PAO	769,404	11,261,190

		88,224,780

Oil, Gas & Consumable Fuels — 38.6%
Gazprom PJSC	23,927,521	57,063,830
LUKOIL PJSC	834,352	54,874,500
Novatek PJSC, GDR(a)	131,659	20,459,809
Rosneft Oil Co. PJSC, GDR(a)	564,974	3,281,369
Rosneft Oil Co. PJSC	2,154,500	12,605,353
Surgutneftegas PJSC	21,794,246	10,048,801
Tatneft PJSC	3,140,783	20,118,749

		178,452,411

Wireless Telecommunication Services — 2.7%
Mobile TeleSystems PJSC, ADR	1,442,949	12,452,650

Total Common Stocks — 98.0% (Cost: $430,962,325)		452,649,023

Preferred Stocks

Oil, Gas & Consumable Fuels — 2.3%
Surgutneftegas PJSC, Preference Shares, NVS	21,095,400	10,944,126

Total Preferred Stocks — 2.3% (Cost: $11,517,719)		10,944,126

Total Investments in Securities — 100.3% (Cost: $442,480,044)		463,593,149

Other Assets, Less Liabilities — (0.3)%		(1,586,810)

Net Assets — 100.0%		$462,006,339

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Non-income producing security.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Russia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$1,490,000	$—	$(1,490,000	)(b)	$—	$—	$—	—	$332	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	1	12/18/20	$ 60	$3,622

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$452,649,023	$—	$—	$452,649,023
Preferred Stocks	10,944,126	—	—	10,944,126

	$463,593,149	$—	$—	$463,593,149

Derivative financial instruments(a)
Assets
Futures Contracts	$3,622	$—	$—	$3,622

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

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